Distribution Date:	03/17/26	BANK 2017-BNK6
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States

Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, Inc.

Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19
			Tom Klump	(703) 302-8080	tklump@ncb.coop

Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States

Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC

Collateral Stratification and Historical Detail	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	25		Bank, N.A.

Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Interest Shortfall Detail - Collateral Level	28	Trustee	Wilmington Trust, National Association

Supplemental Notes	29		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	060352AA9	1.941000%	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	060352AB7	3.075000%	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	060352AC5	3.289000%	39,900,000.00	4,483,354.17	990,298.15	12,288.13	0.00	0.00	1,002,586.28	3,493,056.02	36.53%	30.00%
A-3	060352AD3	3.125000%	58,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	060352AE1	3.254000%	225,000,000.00	202,189,573.02	4,539,557.36	548,270.73	0.00	0.00	5,087,828.09	197,650,015.66	36.53%	30.00%
A-5	060352AF8	3.518000%	239,812,000.00	239,812,000.00	0.00	703,048.85	0.00	0.00	703,048.85	239,812,000.00	36.53%	30.00%
A-S	060352AJ0	3.741000%	97,525,000.00	97,525,000.00	0.00	304,034.19	0.00	0.00	304,034.19	97,525,000.00	22.50%	19.00%
B	060352AK7	3.964000%	41,005,000.00	41,005,000.00	0.00	135,453.18	0.00	0.00	135,453.18	41,005,000.00	16.60%	14.38%
C	060352AL5	3.851000%	34,355,000.00	34,355,000.00	0.00	110,250.92	0.00	0.00	110,250.92	34,355,000.00	11.65%	10.50%
D	060352AV3	3.100000%	35,464,000.00	35,464,000.00	0.00	91,615.33	0.00	0.00	91,615.33	35,464,000.00	6.55%	6.50%
E	060352AX9	2.640892%	19,948,000.00	19,948,000.00	0.00	43,900.42	0.00	0.00	43,900.42	19,948,000.00	3.68%	4.25%
F	060352AZ4	2.640892%	8,866,000.00	8,866,000.00	0.00	19,511.79	0.00	0.00	19,511.79	8,866,000.00	2.40%	3.25%
G*	060352BB6	2.640892%	28,814,330.00	14,747,953.83	0.00	33,525.97	0.00	(1,920,905.75)	33,525.97	16,668,859.58	0.00%	0.00%
R	060352BD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2DYB70	4.140892%	46,662,596.37	36,757,677.95	291,045.03	126,897.59	0.00	(101,100.30)	417,942.62	36,567,733.22	0.00%	0.00%
Regular SubTotal			933,251,926.37	735,153,558.97	5,820,900.54	2,128,797.10	0.00	(2,022,006.05)	7,949,697.64	731,354,664.48

X-A	060352AG6	0.744743%	620,612,000.00	446,484,927.19	0.00	277,097.01	0.00	0.00	277,097.01	440,955,071.68
X-B	060352AH4	0.325141%	172,885,000.00	172,885,000.00	0.00	46,843.40	0.00	0.00	46,843.40	172,885,000.00
X-D	060352AM3	1.040892%	35,464,000.00	35,464,000.00	0.00	30,761.81	0.00	0.00	30,761.81	35,464,000.00
X-E	060352AP6	1.500000%	19,948,000.00	19,948,000.00	0.00	24,935.00	0.00	0.00	24,935.00	19,948,000.00
X-F	060352AR2	1.500000%	8,866,000.00	8,866,000.00	0.00	11,082.50	0.00	0.00	11,082.50	8,866,000.00
X-G	060352AT8	1.500000%	28,814,330.00	14,747,953.83	0.00	18,434.94	0.00	0.00	18,434.94	16,668,859.58
Notional SubTotal			886,589,330.00	698,395,881.02	0.00	409,154.66	0.00	0.00	409,154.66	694,786,931.26

Deal Distribution Total					5,820,900.54	2,537,951.76	0.00	(2,022,006.05)	8,358,852.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	060352AA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	060352AB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	060352AC5	112.36476617	24.81950251	0.30797318	0.00000000	0.00000000	0.00000000	0.00000000	25.12747569	87.54526366
A-3	060352AD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	060352AE1	898.62032453	20.17581049	2.43675880	0.00000000	0.00000000	0.00000000	0.00000000	22.61256929	878.44451404
A-5	060352AF8	1,000.00000000	0.00000000	2.93166668	0.00000000	0.00000000	0.00000000	0.00000000	2.93166668	1,000.00000000
A-S	060352AJ0	1,000.00000000	0.00000000	3.11750003	0.00000000	0.00000000	0.00000000	0.00000000	3.11750003	1,000.00000000
B	060352AK7	1,000.00000000	0.00000000	3.30333325	0.00000000	0.00000000	0.00000000	0.00000000	3.30333325	1,000.00000000
C	060352AL5	1,000.00000000	0.00000000	3.20916664	0.00000000	0.00000000	0.00000000	0.00000000	3.20916664	1,000.00000000
D	060352AV3	1,000.00000000	0.00000000	2.58333324	0.00000000	0.00000000	0.00000000	0.00000000	2.58333324	1,000.00000000
E	060352AX9	1,000.00000000	0.00000000	2.20074293	0.00000000	0.00000000	0.00000000	0.00000000	2.20074293	1,000.00000000
F	060352AZ4	1,000.00000000	0.00000000	2.20074329	0.00000000	0.00000000	0.00000000	0.00000000	2.20074329	1,000.00000000
G	060352BB6	511.82706070	0.00000000	1.16351725	(0.03711730)	68.77291959	0.00000000	(66.66494588)	1.16351725	578.49200658
R	060352BD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2DYB70	787.73323410	6.23722323	2.71947127	(0.00120632)	2.35922342	0.00000000	(2.16662397)	8.95669449	783.66263484

Notional Certificates
X-A	060352AG6	719.42683543	0.00000000	0.44648993	0.00000000	0.00000000	0.00000000	0.00000000	0.44648993	710.51650899
X-B	060352AH4	1,000.00000000	0.00000000	0.27095121	0.00000000	0.00000000	0.00000000	0.00000000	0.27095121	1,000.00000000
X-D	060352AM3	1,000.00000000	0.00000000	0.86740949	0.00000000	0.00000000	0.00000000	0.00000000	0.86740949	1,000.00000000
X-E	060352AP6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	060352AR2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	060352AT8	511.82706070	0.00000000	0.63978375	0.00000000	0.00000000	0.00000000	0.00000000	0.63978375	578.49200658

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	12,288.13	0.00	12,288.13	0.00	0.00	0.00	12,288.13	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/26 - 02/28/26	30	0.00	548,270.73	0.00	548,270.73	0.00	0.00	0.00	548,270.73	0.00
A-5	02/01/26 - 02/28/26	30	0.00	703,048.85	0.00	703,048.85	0.00	0.00	0.00	703,048.85	0.00
X-A	02/01/26 - 02/28/26	30	0.00	277,097.01	0.00	277,097.01	0.00	0.00	0.00	277,097.01	0.00
X-B	02/01/26 - 02/28/26	30	0.00	46,843.40	0.00	46,843.40	0.00	0.00	0.00	46,843.40	0.00
X-D	02/01/26 - 02/28/26	30	0.00	30,761.81	0.00	30,761.81	0.00	0.00	0.00	30,761.81	0.00
X-E	02/01/26 - 02/28/26	30	0.00	24,935.00	0.00	24,935.00	0.00	0.00	0.00	24,935.00	0.00
X-F	02/01/26 - 02/28/26	30	0.00	11,082.50	0.00	11,082.50	0.00	0.00	0.00	11,082.50	0.00
X-G	02/01/26 - 02/28/26	30	0.00	18,434.94	0.00	18,434.94	0.00	0.00	0.00	18,434.94	0.00
A-S	02/01/26 - 02/28/26	30	0.00	304,034.19	0.00	304,034.19	0.00	0.00	0.00	304,034.19	0.00
B	02/01/26 - 02/28/26	30	0.00	135,453.18	0.00	135,453.18	0.00	0.00	0.00	135,453.18	0.00
C	02/01/26 - 02/28/26	30	0.00	110,250.92	0.00	110,250.92	0.00	0.00	0.00	110,250.92	0.00
D	02/01/26 - 02/28/26	30	0.00	91,615.33	0.00	91,615.33	0.00	0.00	0.00	91,615.33	0.00
E	02/01/26 - 02/28/26	30	0.00	43,900.42	0.00	43,900.42	0.00	0.00	0.00	43,900.42	0.00
F	02/01/26 - 02/28/26	30	0.00	19,511.79	0.00	19,511.79	0.00	0.00	0.00	19,511.79	0.00
G	02/01/26 - 02/28/26	30	1,978,361.25	32,456.46	0.00	32,456.46	(1,069.51)	0.00	0.00	33,525.97	1,981,645.60
RR Interest	02/01/26 - 02/28/26	30	109,765.01	126,841.30	0.00	126,841.30	(56.29)	0.00	0.00	126,897.59	110,087.49
Totals			2,088,126.26	2,536,825.96	0.00	2,536,825.96	(1,125.80)	0.00	0.00	2,537,951.76	2,091,733.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	8,358,852.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,388,448.85	Master Servicing Fee	6,254.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,004.11
Interest Adjustments	(9,914.44)	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	285.89
ARD Interest	0.00	Operating Advisor Fee	979.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.97
Extension Interest	0.00
Interest Reserve Withdrawal	170,288.26
Total Interest Collected	2,548,822.67	Total Fees	11,996.74

Principal		Expenses/Reimbursements
Scheduled Principal	957,356.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(1,125.80)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	2,022,006.05	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,841,537.67	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,820,900.54	Total Expenses/Reimbursements	(1,125.80)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,537,951.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,820,900.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	8,358,852.30
Total Funds Collected	8,369,723.21	Total Funds Distributed	8,369,723.24

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	735,153,558.97	735,153,558.97	Beginning Certificate Balance	735,153,558.97
(-) Scheduled Principal Collections	957,356.82	957,356.82	(-) Principal Distributions	5,820,900.54
(-) Unscheduled Principal Collections	2,841,537.67	2,841,537.67	(-) Realized Losses	(2,022,006.05)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(2,022,006.05)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(2,022,006.05)	(2,022,006.05)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	731,354,664.48	731,354,664.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	735,160,073.37	735,160,073.37	Ending Certificate Balance	731,354,664.48
Ending Actual Collateral Balance	731,354,664.45	731,354,664.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP	Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP
5,000,000 or less	27	78,544,595.71	10.74%	15	3.9718	1.859606	1.30 or less	14	147,596,095.25	20.18%	15	4.3720	0.913674
5,000,001 to 10,000,000	13	96,315,040.77	13.17%	23	4.3734	1.893434	1.31 to 1.40	3	20,798,950.85	2.84%	15	4.3390	1.389451
10,000,001 to 15,000,000	3	37,387,394.05	5.11%	14	4.5797	3.764863	1.41 to 1.50	3	12,104,924.37	1.66%	14	3.9923	1.463025
15,000,001 to 25,000,000	9	183,601,798.65	25.10%	15	4.1007	2.455052	1.51 to 1.60	7	80,336,288.40	10.98%	24	4.3823	1.545557
25,000,001 to 50,000,000	7	228,248,830.80	31.21%	14	4.0346	2.157176	1.61 to 1.70	3	31,440,072.28	4.30%	16	3.9220	1.658725
50,000,001 or greater	1	51,196,860.84	7.00%	15	4.4860	1.077700	1.71 to 2.50	17	221,157,594.34	30.24%	14	4.2096	2.099852
Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361	2.51 to 3.00	2	10,289,890.92	1.41%	16	4.1527	2.647467
							3.01 or greater	11	151,570,704.41	20.72%	15	3.7930	4.077752
							Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	56,060,143.66	7.67%	15	4.3893	NAP	Texas	26	68,370,274.50	9.35%	16	4.2962	1.246955
Alabama	1	9,055,714.15	1.24%	11	4.9900	1.511200	Virginia	4	18,985,778.51	2.60%	15	4.2275	1.625367
Arizona	2	16,615,608.78	2.27%	15	4.4331	1.375250	Washington	2	2,766,256.48	0.38%	15	4.4860	1.077700
Arkansas	1	185,006.14	0.03%	15	4.4860	1.077700	Wisconsin	1	469,741.64	0.06%	15	4.4860	1.077700
California	28	206,943,929.20	28.30%	18	4.0766	2.552568	Wyoming	1	545,132.30	0.07%	15	4.4860	1.077700
Colorado	1	7,731,513.30	1.06%	16	4.4500	2.214500	Totals	139	731,354,664.48	100.00%	16	4.1757	2.134361
Connecticut	1	492,938.76	0.07%	15	4.4860	1.077700
									Property Type³
Florida	1	30,000,000.00	4.10%	4	4.5700	1.933600
Illinois	3	2,000,751.53	0.27%	15	4.4860	1.077700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	6	7,247,954.76	0.99%	15	4.5835	1.777936		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	956,881.18	0.13%	15	4.4860	1.077700	Defeased	9	56,060,143.66	7.67%	15	4.3893	NAP
Louisiana	1	7,759,550.85	1.06%	16	4.7300	1.222100	Industrial	1	30,000,000.00	4.10%	4	4.5700	1.933600
Maryland	2	37,430,658.54	5.12%	15	4.4505	1.178412	Lodging	68	92,040,542.12	12.58%	15	4.6058	1.739668
Michigan	4	6,486,975.73	0.89%	16	4.6000	1.678093	Mixed Use	2	114,367,615.62	15.64%	15	3.5216	2.224175
Minnesota	2	1,093,673.84	0.15%	15	4.4860	1.077700	Mobile Home Park	1	3,640,802.68	0.50%	15	4.6800	2.471700
Montana	1	9,800,747.66	1.34%	15	4.1800	3.269700	Multi-Family	16	40,598,799.97	5.55%	15	3.7775	1.324716
Nevada	2	16,726,956.75	2.29%	15	4.9497	5.595471	Office	11	119,908,789.15	16.40%	15	4.2011	1.458957
New Jersey	1	939,483.37	0.13%	15	4.4860	1.077700	Other	1	13,603,668.88	1.86%	15	5.0300	5.906400
New Mexico	1	5,893,937.60	0.81%	15	4.4580	1.555200	Retail	19	227,678,148.10	31.13%	15	4.2105	2.377359
New York	18	168,637,104.53	23.06%	15	3.6594	1.935164	Self Storage	11	33,456,154.26	4.57%	37	4.2699	1.965545
North Carolina	2	24,437,834.68	3.34%	14	5.1381	2.233656	Totals	139	731,354,664.48	100.00%	16	4.1757	2.134361
Ohio	3	2,238,522.10	0.31%	15	4.4860	1.077700
Oklahoma	2	716,305.69	0.10%	15	4.4860	1.077700
Oregon	1	1,171,454.54	0.16%	15	4.4860	1.077700
Pennsylvania	11	19,593,833.70	2.68%	15	4.0793	1.728102

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP	Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP
	4.00000% or less	26	225,823,850.33	30.88%	15	3.6230	2.912507	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.49999%	21	311,608,682.12	42.61%	15	4.2690	1.693679	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.99999%	11	100,614,986.17	13.76%	19	4.6616	1.470252	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	37,247,002.20	5.09%	14	5.1125	3.599704	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361	49 months or greater	60	675,294,520.82	92.33%	16	4.1580	2.173106
								Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP	Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP
	60 months or less	59	669,152,700.85	91.49%	15	4.1521	2.179184	Interest Only	18	333,394,860.84	45.59%	14	3.9590	2.554938
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	45,490,275.12	6.22%	31	4.8594	1.865861
85 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	32	279,662,305.79	38.24%	15	4.3015	1.827183
112 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	7	16,747,079.07	2.29%	15	3.8170	1.182915
	121 months or greater	1	6,141,819.97	0.84%	135	4.8000	1.510900	Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361
	Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	56,060,143.66	7.67%	15	4.3893	NAP			No outstanding loans in this group
Underwriter's Information		6	87,496,000.00	11.96%	15	3.5210	3.934027
	1 year or less	35	490,683,405.48	67.09%	16	4.2638	2.046272
	1 year to 2 years	16	87,592,390.63	11.98%	15	4.2039	1.183399
	2 years or greater	3	9,522,724.71	1.30%	16	4.1359	1.632516
	Totals	68	731,354,664.48	100.00%	16	4.1757	2.134361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011572	MU	New York	NY	Actual/360	3.430%	100,041.67	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	03/09/26
3	308170003	RT	Torrance	CA	Actual/360	3.658%	69,829.40	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	03/01/26
4	308170004	LO	Various	Various	Actual/360	4.486%	178,631.54	2,841,537.67	0.00	N/A	06/01/27	--	54,038,398.51	51,196,860.84	02/01/26
5	453011580	OF	White Plains	NY	Actual/360	4.076%	120,855.90	83,912.14	0.00	N/A	07/01/27	--	38,122,216.70	38,038,304.56	03/01/26
6	300801624	RT	Capitol Heights	MD	Actual/360	4.450%	127,936.91	78,587.78	0.00	N/A	06/01/27	--	36,964,114.02	36,885,526.24	03/01/26
7	310941728	OF	San Jose	CA	Actual/360	4.140%	96,809.30	0.00	0.00	N/A	05/11/27	--	30,065,000.00	30,065,000.00	03/11/26
8	610941656	IN	Lakeland	FL	Actual/360	4.570%	106,633.33	0.00	0.00	N/A	07/05/26	--	30,000,000.00	30,000,000.00	03/05/26
9	310932793	LO	Greensboro	NC	Actual/360	5.160%	95,221.54	82,963.41	0.00	N/A	05/11/27	--	23,726,296.73	23,643,333.32	03/11/26
10	308170010	MU	El Segundo	CA	Actual/360	3.860%	73,353.89	65,582.44	0.00	N/A	07/01/27	--	24,433,198.06	24,367,615.62	03/01/26
11	310939872	RT	Pearland	TX	Actual/360	4.222%	83,937.34	0.00	0.00	N/A	07/11/27	--	25,560,000.00	25,560,000.00	03/11/26
14	300801631	SS	Various	PA	Actual/360	4.041%	56,411.90	42,183.30	0.00	N/A	06/01/27	--	17,948,426.59	17,906,243.29	03/01/26
15	310939896	OF	Santa Rosa	CA	Actual/360	4.290%	61,484.27	39,844.04	0.00	N/A	06/11/27	--	18,426,853.75	18,387,009.71	03/11/26
16	310939307	OF	Frisco	TX	Actual/360	4.600%	58,422.42	40,774.27	0.00	N/A	07/11/27	--	16,329,249.15	16,288,474.88	03/11/26
17	310939390	RT	Tucson	AZ	Actual/360	4.430%	54,272.89	46,442.79	0.00	N/A	06/11/27	--	15,751,564.62	15,705,121.83	03/11/26
18	1648253	98	Las Vegas	NV	Actual/360	5.030%	53,349.04	32,836.01	0.00	N/A	06/01/27	--	13,636,504.89	13,603,668.88	03/01/26
19	410940573	SS	Millbrae	CA	Actual/360	4.280%	40,258.72	31,327.46	0.00	N/A	06/11/27	--	12,093,741.99	12,062,414.53	03/11/26
20	310940549	RT	Beverly Hills	CA	Actual/360	4.100%	41,455.56	0.00	0.00	N/A	05/11/27	--	13,000,000.00	13,000,000.00	03/11/26
21	1749660	LO	Bozeman	MT	Actual/360	4.180%	31,941.87	24,160.95	0.00	N/A	06/01/27	--	9,824,908.61	9,800,747.66	03/01/26
22	600940129	SS	St. Louis	MO	Actual/360	4.550%	35,954.41	22,656.55	0.00	N/A	06/11/27	03/11/27	10,159,801.22	10,137,144.67	03/11/26
23	310939962	RT	Norwalk	CA	Actual/360	4.590%	38,570.42	20,314.97	0.00	N/A	05/11/27	--	10,804,040.14	10,783,725.17	03/11/26
24	410937694	RT	Opelika	AL	Actual/360	4.990%	35,225.29	20,369.03	0.00	N/A	02/11/27	--	9,076,083.18	9,055,714.15	03/11/26
25	1749302	OF	Alexandria	VA	Actual/360	4.180%	31,860.89	0.00	0.00	N/A	06/01/27	--	9,800,000.00	9,800,000.00	03/01/26
26	610941043	RT	Chicago	IL	Actual/360	4.680%	30,305.36	19,368.53	0.00	N/A	07/11/27	--	8,325,648.60	8,306,280.07	03/11/26
27	300801639	RT	Lakewood	CO	Actual/360	4.450%	26,827.60	19,640.46	0.00	N/A	07/01/27	--	7,751,153.76	7,731,513.30	03/01/26
28	410940249	SS	Mission Viejo Aliso V	CA	Actual/360	4.800%	23,061.41	35,344.76	0.00	N/A	06/11/37	--	6,177,164.73	6,141,819.97	03/11/26
29	1749413	RT	New Orleans	LA	Actual/360	4.730%	28,605.28	15,970.62	0.00	N/A	07/01/27	--	7,775,521.47	7,759,550.85	03/01/26
31	410940643	RT	Norwalk	CA	Actual/360	4.670%	30,147.44	0.00	0.00	N/A	07/11/27	--	8,300,000.00	8,300,000.00	03/11/26
32	300801637	LO	Norfolk	VA	Actual/360	4.228%	24,380.47	14,381.10	0.00	N/A	07/01/27	--	7,413,981.43	7,399,600.33	03/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	310939475	OF	San Francisco	CA	Actual/360	4.020%	22,918.47	0.00	0.00	N/A	05/11/27	--	7,330,000.00	7,330,000.00	03/11/26
34	300801626	SS	Houston	TX	Actual/360	4.500%	20,979.33	15,198.00	0.00	N/A	06/01/27	--	5,994,094.68	5,978,896.68	03/01/26
35	1749137	MF	New Paltz	NY	Actual/360	4.500%	24,500.00	0.00	0.00	N/A	06/01/27	03/01/27	7,000,000.00	7,000,000.00	03/01/26
36	410940660	SS	Grass Valley	CA	Actual/360	4.240%	20,770.81	13,624.01	0.00	N/A	07/11/27	--	6,298,427.15	6,284,803.14	03/11/26
37	300801630	RT	Santa Fe	NM	Actual/360	4.458%	20,482.36	13,298.56	0.00	N/A	06/01/27	--	5,907,236.16	5,893,937.60	03/01/26
38	1749246	RT	Bedford	TX	Actual/360	3.940%	16,482.66	14,324.92	0.00	N/A	07/01/27	--	5,378,678.69	5,364,353.77	03/01/26
39	1749679	OF	Marlton	NJ	Actual/360	3.830%	17,542.00	11,944.39	0.00	N/A	07/01/27	--	5,888,771.74	5,876,827.35	03/01/26
41	1749249	RT	Arlington	TX	Actual/360	3.940%	13,946.87	12,121.08	0.00	N/A	07/01/27	--	4,551,189.92	4,539,068.84	03/01/26
42	470105220	MF	Long Beach	NY	Actual/360	3.650%	14,194.44	0.00	0.00	N/A	07/01/27	--	5,000,000.00	5,000,000.00	03/01/26
43	470104450	MF	Spring Valley	NY	Actual/360	3.740%	13,032.63	7,063.13	0.00	N/A	07/01/27	--	4,480,276.45	4,473,213.32	03/01/26
44	300801625	SS	Fort Worth	TX	Actual/360	4.500%	13,369.18	9,685.00	0.00	N/A	06/01/27	--	3,819,766.36	3,810,081.36	03/01/26
45	410938782	RT	Blue Jay	CA	Actual/360	4.200%	13,308.37	7,963.88	0.00	N/A	06/11/27	--	4,073,989.65	4,066,025.77	03/11/26
46	300801655	MH	Kokomo	IN	Actual/360	4.680%	13,285.62	9,093.50	0.00	N/A	06/01/27	--	3,649,896.18	3,640,802.68	03/01/26
47	1749248	RT	Temple	TX	Actual/360	4.160%	11,590.08	9,337.39	0.00	N/A	07/01/27	--	3,582,099.96	3,572,762.57	03/01/26
48	470105100	MF	Forest Hills	NY	Actual/360	3.710%	9,957.04	9,398.61	0.00	N/A	07/01/27	--	3,450,647.70	3,441,249.09	03/01/26
49	1749596	RT	Houghton	MI	Actual/360	4.680%	13,906.83	7,049.34	0.00	N/A	07/01/27	--	3,820,557.05	3,813,507.71	03/01/26
50	470105060	MF	Hartsdale	NY	Actual/360	3.710%	9,458.71	8,975.24	0.00	N/A	06/01/27	--	3,277,952.79	3,268,977.55	03/01/26
51	470104140	MF	Yonkers	NY	Actual/360	3.830%	10,019.81	5,258.75	0.00	N/A	06/01/27	--	3,363,606.07	3,358,347.32	03/01/26
52	470104430	MF	Jackson Heights	NY	Actual/360	3.840%	8,970.30	8,120.36	0.00	N/A	06/01/27	--	3,003,449.83	2,995,329.47	03/01/26
53	470104740	MF	New York	NY	Actual/360	3.760%	10,528.00	0.00	0.00	N/A	06/01/27	--	3,600,000.00	3,600,000.00	03/01/26
55	1749247	RT	North Richland Hills	TX	Actual/360	3.960%	8,925.82	7,703.10	0.00	N/A	07/01/27	--	2,897,993.69	2,890,290.59	03/01/26
56	1749245	SS	Fort Worth	TX	Actual/360	3.940%	8,875.28	7,713.41	0.00	N/A	03/01/27	--	2,896,212.41	2,888,499.00	03/01/26
57	300801636	SS	Las Vegas	NV	Actual/360	4.600%	11,195.27	5,824.52	0.00	N/A	07/01/27	--	3,129,112.39	3,123,287.87	03/01/26
60	470101160	MF	New York	NY	Actual/360	3.890%	7,067.10	3,622.11	0.00	N/A	06/01/27	--	2,335,800.77	2,332,178.66	03/01/26
61	470104550	MF	Oyster Bay	NY	Actual/360	3.680%	6,092.62	5,845.35	0.00	N/A	06/01/27	--	2,128,632.30	2,122,786.95	03/01/26
62	470104320	MF	East Islip	NY	Actual/360	3.810%	6,375.80	3,373.00	0.00	N/A	06/01/27	--	2,151,563.46	2,148,190.46	03/01/26
63	470104510	MF	Elmhurst	NY	Actual/360	3.760%	6,283.72	3,391.57	0.00	N/A	06/01/27	--	2,148,689.21	2,145,297.64	03/01/26
65	600939800	RT	Watsonville	CA	Actual/360	4.750%	6,326.15	4,237.21	0.00	N/A	06/11/27	--	1,712,340.10	1,708,102.89	03/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
66	470104890	MF	Yonkers	NY	Actual/360	3.820%	4,531.47	4,109.82	0.00	N/A	07/01/27	--	1,525,176.27	1,521,066.45	03/01/26
67	410939766	RT	San Francisco	CA	Actual/360	4.470%	5,249.02	3,839.26	0.00	N/A	06/11/27	--	1,509,786.08	1,505,946.82	03/11/26
68	470104340	MF	New York	NY	Actual/360	3.810%	4,383.36	2,318.94	0.00	N/A	06/01/27	--	1,479,199.86	1,476,880.92	03/01/26
69	470104220	MF	New York	NY	Actual/360	3.890%	3,749.63	3,316.80	0.00	N/A	07/01/27	--	1,239,320.48	1,236,003.68	03/01/26
71	470104770	MF	New York	NY	Actual/360	4.160%	2,634.35	1,217.15	0.00	N/A	06/01/27	--	814,187.90	812,970.75	03/01/26
72	470104360	MF	Brooklyn	NY	Actual/360	4.240%	2,203.03	1,727.81	0.00	N/A	07/01/27	--	668,035.52	666,307.71	03/01/26
1A	310941514				Actual/360	3.430%	80,566.89	0.00	0.00	N/A	06/09/27	--	30,200,000.00	30,200,000.00	03/09/26
1B	453011573				Actual/360	3.430%	59,491.44	0.00	0.00	N/A	06/09/27	--	22,300,000.00	22,300,000.00	03/09/26
3A	310941127				Actual/360	3.658%	58,194.48	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	03/01/26
3B	308170103				Actual/360	3.658%	15,512.27	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	03/01/26
3C	308170203				Actual/360	3.658%	12,923.57	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	03/01/26
3D	310941341				Actual/360	3.658%	12,923.57	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	03/01/26
Totals							2,378,534.41	3,798,894.49	0.00				735,153,558.97	731,354,664.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	196,065,501.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	59,746,222.00	44,992,864.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	35,623,487.66	0.00	--	--	10/06/25	3,929,247.37	0.00	194,782.44	194,782.44	0.00	0.00
5	10,910,441.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,898,277.17	2,400,497.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,118,124.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,236,599.21	4,337,626.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,253,868.76	9,506,775.96	08/01/24	07/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,536,931.32	2,232,413.30	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,270,560.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,153,831.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,964,579.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(513,101.17)	(250,343.79)	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,664,535.24	1,322,888.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,108,541.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,075,446.87	1,374,472.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,878,214.68	2,516,139.16	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,150,367.80	884,771.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,039,891.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	696,016.10	373,572.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,302,558.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,072,797.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	698,755.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	635,200.83	476,401.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,354,666.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	504,420.74	338,873.61	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	747,615.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	667,396.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	686,078.64	515,128.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	590,631.07	461,021.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	122,197.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	260,033.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	465,909.27	262,322.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	677,514.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	466,700.22	282,356.94	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	592,241.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	404,658.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	316,170.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	155,038.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	245,459.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	411,427.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	568,368.29	465,881.77	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	883,063.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	296,123.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	219,386.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	140,389.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	88,918.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	220,559.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	139,178.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	180,977.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	197,857.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	204,743.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	(32,896.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	52,576.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	366,415,052.01	72,493,663.00				3,929,247.37	0.00	194,782.44	194,782.44	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	308170004	2,841,537.67	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,841,537.67		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,841,537.67	0	0.00	4.175699%	4.137193%	16
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	994,027.73	0	0.00	4.177172%	4.137814%	17
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177817%	4.138174%	18
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	341,097.20	0	0.00	4.178044%	4.138417%	19
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,158,919.16	0	0.00	4.178425%	4.138712%	20
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,532,442.60	1	2,785,057.40	0	0.00	4.179130%	4.139082%	21
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.180512%	4.139646%	22
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.180729%	4.139881%	23
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,667,093.08	4.180946%	4.140114%	24
06/17/25	0	0.00	0	0.00	1	19,473,205.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193085%	4.145860%	25
05/16/25	0	0.00	0	0.00	1	19,473,205.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193281%	4.146079%	26
04/17/25	0	0.00	0	0.00	1	19,473,205.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193488%	4.146310%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	308170004	02/01/26	0	B	194,782.44	194,782.44	0.00	51,196,860.84	03/06/25	11
Totals					194,782.44	194,782.44	0.00	51,196,860.84

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		30,000,000	30,000,000	0		0
7 - 12 Months		29,081,358	29,081,358	0		0
13 - 24 Months		666,131,487	666,131,487	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,141,820	6,141,820	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	731,354,664	731,354,664	0	0	0	0
Feb-26	735,153,559	735,153,559	0	0	0	0
Jan-26	736,959,652	736,959,652	0	0	0	0
Dec-25	737,768,663	737,768,663	0	0	0	0
Nov-25	738,963,258	738,963,258	0	0	0	0
Oct-25	740,924,934	740,924,934	0	0	0	0
Sep-25	744,557,460	744,557,460	0	0	0	0
Aug-25	745,354,010	745,354,010	0	0	0	0
Jul-25	746,147,564	746,147,564	0	0	0	0
Jun-25	766,459,365	746,986,159	0	0	19,473,206	0
May-25	767,246,781	747,773,575	0	0	19,473,206	0
Apr-25	768,079,457	748,606,252	0	0	19,473,206	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	308170004	51,196,860.84	51,196,860.84	547,200,000.00	04/01/25	28,297,123.82	1.07770	12/31/24	06/01/27	I/O
Totals		51,196,860.84	51,196,860.84	547,200,000.00		28,297,123.82

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	308170004	LO	Various	03/06/25	11

Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 3/1/2026. A

Modificatio n Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards operations at remaining portf olio. As of 2/28/2026, seventeen (17) collateral assets have been released for a cumulative paydown of $98.8MM.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308170004	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	--
21	1749660	0.00	4.18000%	0.00	4.18000%	10	01/15/21	01/06/21	09/13/21
24	410937694	10,108,074.56	4.99000%	10,108,074.56 4.99000%		10	04/10/20	04/11/20	06/11/20
Totals		10,108,074.56		10,108,074.56
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	600940183	07/17/25	19,473,205.83	5,100,000.00	605,844,750.00	139,135,442.00	6,058,447.50	(133,076,994.50)	14,806,112.75	2,022,006.05	2,021,406.05	12,784,706.70	58.11%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			19,473,205.83	5,100,000.00	605,844,750.00	139,135,442.00	6,058,447.50	(133,076,994.50)	14,806,112.75	2,022,006.05	2,021,406.05	12,784,706.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/26	0.00	(34,068.65)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(34,111.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(34,113.89)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(34,040.01)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(35,688.82)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(33,905.56)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(35,539.68)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(35,456.38)	0.00	0.00	0.00	0.00	0.00	0.00
12	600940183	03/17/26	0.00	0.00	12,784,706.70	0.00	0.00	(2,022,006.05)	0.00	0.00	12,784,706.70
		09/17/25	0.00	0.00	14,806,712.75	0.00	0.00	600.00	0.00	0.00
		07/17/25	0.00	0.00	14,806,112.75	0.00	0.00	14,806,112.75	0.00	0.00
Current Period Totals			0.00	(34,068.65)	0.00	0.00	0.00	(2,022,006.05)	0.00	0.00	(2,022,006.05)
Cumulative Totals			0.00	(276,924.66)	12,784,706.70	0.00	0.00	12,784,706.70	0.00	0.00	12,784,706.70

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	(1,125.80)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(1,125.80)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,125.80)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29